SHARE-BASED COMPENSATION RESERVE - Summary of Changes in Share Option and Warrants Reserve (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 USD ($) shares
OPTIONS, WARRANTS AND RESTRICTED SHARE UNITS
Period start, outstanding (in shares) | shares	5,834,519	5,852,864
Share options granted (in shares) | shares	28,340	41,787
Share options, exercised (in shares) | shares	(36,857)	(158,247)
Share options expired (in shares) | shares	(2,500)	(29,583)
Share warrants exercised (in shares) | shares		(50,000)
Shares options forfeited (in shares) | shares		(194,593)
Restricted Share Units granted (in shares) | shares	44,086	56,995
Period end, outstanding (in shares) | shares	6,149,696	6,056,135
USD thousand
Beginning balance	$ 10,624	$ 7,414
Share options expense	874	1,223
Share options granted	15	14
Share options exercised	(98)	(349)
Share warrants exercised		(85)
Share options expired	(13)	(182)
Share options forfeited		(257)
Ending balance	$ 12,234	$ 8,900
RSUs
OPTIONS, WARRANTS AND RESTRICTED SHARE UNITS
Restricted Share Units granted (in shares) | shares	503,946	605,370
Restricted Share Units vested (in shares) | shares	(147,183)
Restricted Share Units forfeited (in shares) | shares	(30,569)	(11,463)
USD thousand
Restricted Share Units expense	$ 952
Restricted Share Units granted	1,340	$ 1,134
Restricted Share Units vested	(1,366)
Restricted Share Units forfeited	$ (94)	$ (12)